Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll and welfare payable		$ 49,556	$ 16,221
VAT and other taxes payable		18,501	1,379
Others		21,460	2,296
Total Other payables and accruals		$ 89,517	19,896
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Accrued payroll and welfare payable			9,690	25,493
Amounts reimbursable to employees	[1]			4,252
VAT and other taxes payable			1,379	10,467
Others	[2]			15,913
Total Other payables and accruals			$ 11,069	$ 56,125

[1]	Amounts reimbursable to employees include travelling and related expenses.
[2]	Others primarily include conference fee and other miscellaneous expenses payable.